Related party receivables (Details Narrative)	Jun. 21, 2024 USD ($)	Jun. 15, 2022 USD ($)	Jun. 15, 2022 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Asset purchase agreement	$ 1,500,000
Reimburse invested value	$ 1,500,000
Receivables from related parties				$ 66,816	€ 1,800,000
Ilustrato pictures international inc [member]
IfrsStatementLineItems [Line Items]
Amounts due from shareholders				1,993,525		$ 1,979,772
Intercompany loan agreement [member]
IfrsStatementLineItems [Line Items]
Amounts due from shareholders				$ 493,525
Unsecured cash advances | €			€ 100,000
Maximum principal amount		$ 1,000,000
Simple interest				1.00%	1.00%
Al Shola Al Modea Gas LLC [member]
IfrsStatementLineItems [Line Items]
Related parties outstanding amount				$ 136,316